Description of Plan (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Employer matching percentage	100.00%
Participant compensation matched, percentage	4.00%
Vesting period (in years)	5 years
Number of hours of service | h	1,000
Minimum borrowing	$ 1,000
Maximum borrowing	$ 50,000
Maximum borrowing to total account	50.00%
Prime rate	6.75%	7.50%
Repayment term (in years)	5 years
Forfeitures used to reduce amount of employer matching contributions	$ 16,500
Forfeitures used to reduce administrative fees		$ 30,000
Forfeitures used to reduce employer contribution receivables	0	0
Forfeited amounts	$ 800	$ 200
Minimum
EBP, Description of Plan [Line Items]
Participant contribution percentage	1.00%
Interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution percentage	75.00%
Interest rate	9.50%